INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2021
Disclosure of associates [abstract]
Disclosure of investments in associates
11.	INVESTMENTS IN ASSOCIATES

	2020	2021
	RMB’000	RMB’000
Share of net assets	196,848	225,338
Less: provision for impairment	—	—

	196,848	225,338

The movement of investments in associates of the Group during the year is as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Beginning of the year	181,725	174,686	196,848
Share of results after tax	(7,039)	22,162	18,144
Equity dilution (a)	—	—	10,346

End of the year	174,686	196,848	225,338

As at December 31, 2021, the Group had direct interests in the following companies which are incorporated/established and are operating in the PRC:

Name of the entity	Percentage of equity interest attributable to the Company	Paid-in capital	Principal activities
Guangzhou Tiecheng Enterprise Company Limited (“Tiecheng”)	49%	RMB343,050,000	Properties leasing and trading of merchandise
Shenzhen Guangzhou Railway Civil Engineering Company (“Shentu”) (a)	24.42%	RMB206,670,000	Construction of railroad properties
The above associates are limited liability companies and are unlisted companies. There are no significant contingent liabilities relating to the Group’s interest in the associates and there are no significant restrictions on the transfer of assets or earnings from the associates to the Group.

(a)
On March 2021, according to the resolution passed in the shareholders’ meeting of Shentu, Guangzhou Railway Group increased investment amounted to RMB156,200,000 to Shentu with the equity interests of four subsidiaries, thus the proportion of equity interests in Shentu held by Guangzhou Railway Group was changed from 51% to 75.58%, and the proportion of equity interests in Shentu held by the Company was diluted from 49% to 24.42%. The Group recognized dilution gain amounted to RMB10,346,000 in other reserve.

Set out below are the summarized financial information for Tiecheng and Shentu which are accounted for using the equity method in the consolidated financial statements.
Summarized balance sheets:

	Tiecheng		Shentu
	2020	2021	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000
Current assets	93,571	112,241	1,974,930	3,311,999
Non-current assets	373,860	367,349	10,209	31,500

Total assets	467,431	479,590	1,985,139	3,343,499

Current liabilities	221,928	219,973	1,828,909	2,941,676

Equity	245,503	259,617	156,230	401,823

Share of net assets	120,296	127,213	76,552	98,125

Carrying amount of interest in associates	120,296	127,213	76,552	98,125

Summarized comprehensive income statements:

	Tiecheng			Shentu
	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	45,673	43,241	46,371	1,222,250	1,519,711	3,039,786
Net profit/(loss)	(23,350)	29,202	14,114	8,986	16,027	54,062

Total comprehensive income/(loss) for the year	(23,350)	29,202	14,114	8,986	16,027	54,062

Reconciliation of the summarized financial information presented to the carrying amount of its interests in associates as follows:

	Tiecheng			Shentu			Total
	2019	2020	2021	2019	2020	2021	2019	2020	2021
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Opening net assets	239,651	216,301	245,503	131,217	140,203	156,230	370,868	356,504	401,733
(Loss)/profit for the year	(23,350)	29,202	14,114	8,986	16,027	54,062	(14,364)	45,229	68,176
Increase in net assets arising from capital injection by other shareholder (a)	—	—	—	—	—	191,531	—	—	191,531

Closing net assets	216,301	245,503	259,617	140,203	156,230	401,823	356,504	401,733	661,440

Percentage of ownership interest	49.00%	49.00%	49.00%	49.00%	49.00%	24.42%	—	—	—

Carrying value	105,987	120,296	127,213	68,699	76,552	98,125	174,686	196,848	225,338